Note 13 - Investments in Non-consolidated Companies	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [abstract]
Note 13 - Investments in Non-consolidated Companies

13         Investments in non-consolidated companies

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	879,965	805,568
Translation differences	(31,977)	(10,781)
Equity in earnings of non-consolidated companies	108,799	82,036
Increase due to business combinations	-	20,635
Dividends and distributions declared (*)	(861)	(28,037)
Additions	-	19,610
Increase / (decrease) in equity reserves and others	1,426	(9,066)
At the end of the year	957,352	879,965

(*) Related to Ternium and Usiminas. During 2020 and 2019 $0.3 million and $29.0 million respectively were collected.

The principal non-consolidated companies are:

		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2020	2019	2020	2019
a) Ternium (*)	Luxembourg	11.46%	11.46%	830,028	751,105
b) Usiminas (**)	Brazil	3.07%	3.07%	65,144	74,593
c) Techgen	Mexico	22.00%	22.00%	19,536	9,888
d) Global Pipe Company	Saudi Arabia	35.00%	35.00%	23,421	22,550
Others	-	-	-	19,223	21,829
				957,352	879,965

(*) Including treasury shares.

(**) At December 31, 2020 and 2019 the voting rights were 5.19%.

 a) Ternium

Ternium, is a steel producer with production facilities in Mexico, Argentina, Brazil, Colombia, United States and Guatemala and is one of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At December 31, 2020, the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was $29.08 per ADS, giving Tenaris’s ownership stake a market value of approximately $668 million. At December 31, 2020, the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately $830 million.

As of December 31, 2020, the Company concluded that the carrying amount does not exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

(all amounts in thousands of U.S. dollars)	Ternium
	2020	2019
Non-current assets	8,289,460	8,757,320
Current assets	4,566,775	4,178,213
Total assets	12,856,235	12,935,533
Non-current liabilities	2,559,485	3,452,535
Current liabilities	1,853,597	1,768,125
Total liabilities	4,413,082	5,220,660

Equity	8,443,153	7,714,873

Revenues	8,735,435	10,192,818
Gross profit	1,635,512	1,740,378
Net income for the year attributable to owners of the parent	778,468	564,269
Total comprehensive income for the year, net of tax, attributable to owners of the parent	666,667	445,473

b) Usiminas

Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries.

As of December 31, 2020, the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the B3 - Brasil Bolsa Balcão S.A, was BRL15.69 ($3.02) and BRL14.61 ($2.81), respectively, giving Tenaris’s ownership stake a market value of approximately $113.8 million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately $65.1 million.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

(all amounts in thousands of U.S. dollars)	Usiminas
	2020	2019
Non-current assets	3,487,317	4,335,662
Current assets	2,276,368	2,198,449
Total assets	5,763,685	6,534,111
Non-current liabilities	1,661,605	1,955,395
Current liabilities	861,912	716,930
Total liabilities	2,523,517	2,672,325

Equity	3,240,168	3,861,786

Revenues	3,132,949	3,790,206
Gross profit	624,199	478,141
Net income for the year attributable to owners of the parent	106,361	52,779

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico, and started producing energy on December 1, 2016, with a power capacity of 900 megawatts. As of December 31, 2020, Tenaris held 22% of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol (both controlled by San Faustin), held 48% and 30% respectively. As of December 31, 2020, the carrying value of Tenaris’s ownership stake in Techgen was approximately $19.5 million.

Techgen entered into certain transportation capacity agreements, a contract for the purchase of power generation equipment and other services related to the equipment, and an agreement for the purchase of clean energy certificates. As of December 31, 2020, Tenaris’s exposure under these agreements amounted to $48.8 million, $0.9 million and $17.6 million respectively.

During 2019, Techgen repaid certain subordinated loans to Techgen’s sponsors; the portion corresponding to Tenaris amounted to $40.5 million. As of December 31, 2020, the aggregate outstanding principal amount under these subordinated loans was $58.1 million.

Techgen is a party to a $640 million syndicated loan agreement, which is “non-recourse” on the sponsors. Techgen’s obligations thereunder are guaranteed by a Mexican security trust (covering shares, assets, accounts and contract rights), account pledges and certain direct agreements –customary for these type of transactions–. The commercial terms and conditions governing the purchase of 22% of the energy generated by Techgen, by the Company’s Mexican subsidiary, Tamsa, remain substantially unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company and its Swiss subsidiary, Tenaris Investments Switzerland AG, applied for stand-by letters of credit covering 22% of the debt service coverage ratio, which as of the date hereof amounts to $9.8 million.

d)       GPC

GPC is a Saudi-German joint venture, established in 2010 and located in Jubail, Saudi Arabia, which manufactures LSAW pipes. Tenaris, through its subsidiary SSPC, currently owns 35% of the share capital of GPC. As of December 31, 2020, the carrying value of Tenaris’s ownership stake in GPC was approximately $23.4 million.

SSPC and the other three owners of GPC have issued corporate guarantees to secure repayment of loan agreements entered into by GPC, with the Saudi Investment Development Fund, the Saudi British Bank, the National Commercial Bank and Banque Saudi Fransi to finance GPC’s capital expenditures and working capital. As of December 31, 2020, SSPC’s exposure under the guarantees amounted to $131.5 million.